Basis of Preparation	12 Months Ended
Dec. 31, 2018
Basis of Preparation [Abstract]
Basis of Preparation
2.	Basis of Preparation

The consolidated financial statements of Korea Electric Power Corporation and subsidiaries (the “Company”) were authorized for issuance by the Board of Directors on February 22, 2019.

(1)	Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

(2)	Basis of measurement

These consolidated financial statements have been prepared on the historical cost basis, except for the following material items in the consolidated statements of financial position:

•	financial assets at fair value through profit or loss

•	financial assets at fair value through other comprehensive income

•	derivative financial instruments are measured at fair value

•	liabilities for defined benefit plans are recognized at the net of the total present value of defined benefit obligations less the fair value of plan assets

(3)	Functional and presentation currency

These consolidated financial statements are presented in Korean won (“Won”), which is KEPCO’s functional and presentation currency.

(4)	Use of estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

The followings are the key assumptions and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year.

(i)	Unbilled revenue

Energy delivered but not metered nor billed is estimated at the reporting date based on consumption statistics and selling price estimates. Determination of the unbilled revenues at the end of the reporting period is sensitive to the estimated consumptions and prices based on statistics. Unbilled revenue recognized as of December 31, 2017 and 2018 are ￦1,672,385 million and ￦1,671,117 million, respectively.

(ii)	Early shutdown of Wolsong unit 1 nuclear power plant and changes in new nuclear power plants construction

The 30-year designed life of Wolsong unit 1 nuclear power plant of the Company had expired on November 20, 2012. On February 27, 2015, however, approval from the Nuclear Safety and Security Commission (NSSC) was received to continue its operation until November 20, 2022.

According to the Eighth Basic Plan for Electricity Supply and Demand announced by the Ministry of Trade, Industry and Energy in 2017, Wolsong unit 1 nuclear power plant was expected to go through a comprehensive evaluation for the feasibility of continuous operation including economic efficiency and acceptability of household and community in 2018 in order to decide whether to shut down early. On June 15, 2018, the board of directors of Korea Hydro & Nuclear Power Co., Ltd. (“KHNP”), a subsidiary of KEPCO, has decided to shut down the Wolsong unit 1 on the grounds that its deficit was increasing and its economic efficiency was low due to the unoptimistic utilization rate. In addition, KHNP has also decided to discontinue the construction of Cheonji unit 1 and 2 and Daejin unit 1 and 2 pursuant to the government policy. For this reason, the Company recognized impairment loss and other expenses as described in note 21, note 40 and note 53.

Among the new nuclear power plants under construction, Shin-Hanul unit 3 and 4, for which approval for power generation business was previously obtained, are not included in the decision to suspend construction of the board of directors of KHNP. However, considering the decision to shut down Wolsong unit 1 and suspended construction of Cheonji unit 1 and 2 and Daejin unit 1 and 2, it is highly likely that the construction of Shin-Hanul unit 3 and 4 will be suspended according to the government’s policy. For this reason, the Company recognized impairment loss as described in note 21 and note 53, as the Company believes that there was a significant change in its operating environment during the year ended December 31, 2018.

The Korean government plans to refund to the Company for reasonable expenditures incurred in relation to the phase-out of nuclear power plants in accordance with the energy transformation policy established by Korean government. In doing so, after discussions with relevant government agencies and upon approval by the Congress, the Korean government is considering to use available resource including utilizing relevant fund to make the refund. Also, Korean government has stated that it plans to establish relevant legal basis of providing refund including utilizing available resource, if necessary.

Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

•	Note 20 – Investments in Associates and Joint Ventures

•	Note 21 – Property, Plant and Equipment

•	Note 23 – Construction Services Contracts

•	Note 48 – Risk Management

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year is included in the following notes:

•	Note 28 – Employment Benefits

•	Note 44 – Income Taxes

(5)	Changes in accounting policies

The Company has initially applied IFRS 9 ‘Financial Instruments’ and IFRS 15 ‘Revenue from Contracts with Customers’ from January 1, 2018.

Due to the transition methods chosen by the Company in applying these standards, comparative information throughout these financial statements has not been restated to reflect the requirements of the new standards.

(i)	IFRS 9 ‘Financial Instruments’

IFRS 9 sets out requirements for recognizing and measuring financial assets, financial liabilities and certain contracts to buy or sell non-financial items. This standard replaces existing guidance in IAS 39 ‘Financial Instruments: Recognition and Measurement’.

The Company has taken an exemption not to restate comparative information for prior periods upon adoption of IFRS 9. Accordingly, the information presented for 2017 and 2016 has not been restated and differences in the carrying amounts of financial instruments resulting from the adoption of IFRS 9 are recognized in retained earnings and other components in equity at January 1, 2018.

①	Classification and measurement of financial assets and financial liabilities

IFRS 9 contains three principal classification categories for financial assets: measured at amortized cost, FVOCI and FVTPL. The classification of financial assets under IFRS 9 is generally based on the business model in which a financial assets is managed and its contractual cash flow characteristics. Under IFRS 9, derivatives embedded in contracts where the host is a financial asset in the scope of the standard are never separated. Instead, the hybrid financial instrument as a whole is assessed for classification.

The adoption of IFRS 9 has not had a significant effect on the Company’s accounting policies related to financial liabilities and derivative financial instruments (for derivatives that are used as hedging instruments).

The following table reconciles the carrying amounts of financial assets under IAS 39 to the carrying amounts under IFRS 9 on transition to IFRS 9 on January 1, 2018.

Original classification under IAS 39	New classification under IFRS 9		Original carrying amount under IAS 39	New carrying amount under IFRS 9
			In millions of won
Financial assets at FVTPL	FVTPL	￦	111,512	111,512
Loans and receivables	Amortized cost		15,203,663	14,405,570
Loans and receivables	FVTPL		—	791,324
Available-for-sale financial assets	FVOCI		699,833	471,903
Available-for-sale financial assets	FVTPL		—	227,930
Held-to-maturity investments	Amortized cost		3,144	3,144

Total financial assets (excluding derivative instruments)		￦	16,018,152	16,011,383

②	Impairment of financial assets

IFRS 9 replaces the ‘incurred loss’ model in IAS 39 with an ‘expected credit loss’ (ECL) model. The new impairment model applies to financial assets measured at amortized cost and debt investments at FVOCI, but not to investments in equity instruments.

The Company has used an exemption not to restate comparative information for prior periods with respect to classification and measurement (including impairment) requirements. Differences in the carrying amounts of financial assets resulting from the adoption of IFRS 9 are recognized in other components of equity and retained earnings as at January 1, 2018 as follows:

		Equity attributable to owners of the controlling company
Type		Retained earnings	Other components of equity	Non- controlling interests	Total equity
		In millions of won
Reclassification of cumulative gain or loss of available-for-sale financial assets	￦	76,851	(76,851)	—	—
Remeasurement of expected credit loss
—Trade and other receivables		(6,769)	—	—	(6,769)
—Income tax effect		1,846	—	—	1,846

Total	￦	71,928	(76,851)	—	(4,923)

The detailed accounting policies under IFRS 9 are described in note 3.(21).

(ii)	IFRS 15 ‘Revenue from Contracts with Customers’

IFRS 15 ‘Revenue from Contracts with Customers’ replaced IAS 18 ‘Revenue’, IAS 11 ‘Construction Contracts’, SIC-31 ‘Revenue-Barter Transactions Involving Advertising Services’, IFRIC 13 ‘Customer Loyalty Programs’, IFRIC 15 ‘Agreements for the Construction of Real Estate’ and IFRIC 18 ‘Transfers of Assets from Customers’.

Under IFRS 15, revenue is recognized when a customer obtains control of the goods or services. Determining the timing of the transfer of control at a point in time or over time requires judgment.

The Company has retrospectively applied this standard and recognized the cumulative effect of the adoption of IFRS 15 at the date of initial application (January 1, 2018) and has retrospectively applied IFRS 15 to only those contracts that were not completed as of the date of initial application (January 1, 2018). Accordingly, the Company has not restated the comparative periods.

IFRS 15 did not have a significant impact on the Company’s consolidated financial statements at the date of initial application (January 1, 2018). For additional information about the Company’s accounting policies relating to revenue recognition, see note 3.(7).

(iii)	IFRIC 22 ‘Foreign Currency Transactions and Advance Consideration’

The Company has adopted IFRIC 22 ‘Foreign Currency Transactions and Advance Consideration’ since January 1, 2018. IFRIC 22 ‘Foreign Currency Transactions and Advance Consideration’ clarifies the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income, when an entity has received or paid advance consideration in a foreign currency. Upon adoption of the interpretation, there is no significant impact on the Company’s consolidated financial statements.

(iv)	Amendments to IAS 40 ‘Investment Property’

The Company has adopted amendments to IAS 40 ‘Investment Property’ since January 1, 2018. Amendments to IAS 40 ‘Investment Property’ clarify when an entity should transfer a property asset to, or from, investment property. Upon adoption of the amendments, there is no significant impact on the Company’s consolidated financial statements.

(6)	Standards issued but not yet effective

A number of new standards are effective for annual periods beginning after January 1, 2018 and earlier application is permitted; however, the Company has not early adopted the new or amended standards in preparing these consolidated financial statements.

(i)	IFRS 16 ‘Leases’

①	General information

IFRS 16 replaces existing leases guidance, including IAS 17 ‘Leases’, IFRIC 4 ‘Determining whether an Arrangement contains a Lease’, SIC-15 ‘Operating Leases—Incentives’ and SIC-27 ‘Evaluating the Substance of Transactions Involving the Legal Form of a Lease’.

The Company plans to apply IFRS 16 retrospectively with the cumulative effect of initially applying the standard recognized at the date of application initially on January 1, 2019. Therefore, the cumulative effect of adopting IFRS 16 will be recognized as an adjustment to the opening balance of retained earnings (or other component of equity, as appropriate) at January 1, 2019, with no restatement of comparative information.

For a contract that is, or contains, a lease, and the Company shall account for each lease component within the contract as a lease separately from non-lease components of the contract. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are recognition exemptions for short-term leases and leases of low-value items. In addition, as a practical expedient, a lessee may elect, by class of underlying asset, not to separate non-lease components from lease components, and instead account for each lease component and any associated non-lease components as a single lease component.

Lessor accounting remains similar to the existing guidance IAS 17 ‘Leases’—i.e. lessors continue to classify leases as finance or operating leases.

②	Identifying a lease

The Company assesses whether the contract is, or contains, a lease at inception of a contract and also shall identify whether the contract is, or contains, a lease at the date of initial application.

The definition of this new standard is mainly related to the control model. This standard classifies a lease contract and a service contract based on whether the identified asset is controlled by the customer. If the customer has all of the following rights, right-of-use is transferred to the customer.

•	Right to obtain substantially all of the economic benefits from use of the identified asset

•	Right to direct the use of the identified asset

The Company is still evaluating whether certain agreements related to the use of vessels, real estate and facilities contain leases that shall be accounted for in accordance with IFRS 16 as of the authorization date for issuance of these consolidated financial statements.

③	Lessee accounting

The adoption of IFRS 16 will change the accounting of operating leases, which was previously not included in the consolidated statements of financial position under IAS 17, and at the date of initial application of IFRS 16, the Company shall account for all leases, except for short-term leases and leases of low-value items, as follows:

•	recognizes the present value of the lease payments that are not paid at the date of initial recognition in the consolidated statements of financial position as right-of-use asset and lease liabilities

•	recognizes the depreciation charge for right-of-use asset and interest expense on the lease liability in the consolidated statements of comprehensive income

•	classifies cash payments for the principal portion (financial activities) and for the interest portion (operating activities) in the consolidated statements of cash flows

④	Lessor accounting

Under IFRS 16, a lessor continues to classify each of its leases as either a finance leases or an operating leases. However, under IFRS 16, a lessor shall disclose additional information such as the nature of the lessor’s leasing activities and how the lessor manages the risk associated with any rights it retains in underlying assets.

The Company has been analyzing the impact of the adoption of IFRS 16 on its consolidated financial statements. However, it is practically difficult to provide reasonable estimates of the impact until the Company has completed such analysis.